Summary of Significant Accounting Policies - Schedule of Exchange Rates used for Foreign Currency Translation (Details)	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
USD$1 = HKD [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates			7.8308	7.8015
Average Rates			7.8348	7.8306
USD$1 = RMB [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates			7.2755	6.8972
Average Rates			7.0272	6.729
USD$1 = TWD [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates	32.79	30.7127		30.73
Average Rates	32.11	31.1471		29.7963